Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2025	Mar. 31, 2025
Current assets:
Cash and cash equivalents	$ 505,786	$ 31,950
Prepaid expense	39,007
Contract assets	220,734	8,466
Account receivables, net		7,480
Deferred offering costs		266,028
Total current assets	765,527	313,924
NON-CURRENT ASSETS:
Rent deposit	15,999	16,004
Right-of-use asset - operating lease	53,214	37,999
Property, plant and equipment, net	1,001,353
Intangible assets, net	15,101,651
Total non-current assets	16,172,217	54,003
Current liabilities:
Account payable	32,144
Accrued liabilities	3,494,333	2,182
Contract liabilities	156,081	131,564
Current maturities of loan payable	2,664	378
Due to related party	235,398	48,462
Operating lease liabilities	32,489	38,109
Total current liabilities	3,953,109	220,695
Non-Current liabilities:
Loan payable, net of current	470,902	473,188
Operating lease liabilities	20,868
Total non-current liabilities	491,770	473,188
Total liabilities	4,444,879	693,883
Stockholders’ deficit:
Ordinary shares, with $0.001 par value, 50,000,000 number of ordinary shares authorized, 13,923,611 and 9,611,111 ordinary shares issued and outstanding as of September 30, 2025 and March 31, 2025, respectively	13,924	9,611
Additional paid-in capital	15,716,444	641,785
Stock payable	1,075,786
Accumulated deficit	(4,459,520)	(1,027,068)
Accumulated other comprehensive income	146,231	49,716
Total stockholders’ deficit	12,492,865	(325,956)
Total liabilities and stockholders’ deficit	$ 16,937,744	$ 367,927